EARNINGS PER SHARE (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	May 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net income (loss)		$ 461,847	$ 527,218	$ (137,669)
Weighted average number of shares outstanding - basic (in shares)		200,685,000	192,355,000	143,282,000
Dilutive impact of stock options (in shares)		503,047	615,000	0
Weighted average number of shares outstanding - diluted (in shares)		201,188,000	192,970,000	143,282,000
Options outstanding (in shares)		650,000	1,100,000	1,290,000
Exercised (in shares)	450,000	450,000	190,000
Treasury shares acquired (in shares)		400,000	0	0
Reduction to weighted average number of shares outstanding (in shares)		506,096	786,425	990,765
Oslo Stock Exchange
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Treasury shares acquired (in shares)		150,000
Nasdaq
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Treasury shares acquired (in shares)		250,000